Summary of Significant Accounting Policies - Schedule of Redeemable Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies
Balance	¥ 76,133		¥ 92,760
Net loss attributable to mezzanine equity classified as non-controlling interest	(3,879)	$ (555)	(16,627)	¥ (3,536)
Acquisition of non-controlling interest	¥ (72,254)
Balance			¥ 76,133	¥ 92,760